                     CLASS A, CLASS B AND CLASS C SHARES OF

                         AIM EUROPEAN SMALL COMPANY FUND

                         Supplement dated June 28, 2002
               to the Prospectus dated May 1, 2002 as supplemented
                          May 1, 2002 and June 7, 2002


This supplement supercedes and replaces in their entirety the supplements dated May 1, 2002 and June 7, 2002.

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of small European companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers European companies to be those (1) organized under the laws of a country in Europe and having a principal office in a country in Europe; (2) that derive 50% or more of their total revenues from business in Europe; or (3) whose equity securities are traded principally on a stock exchange, or in an over-the-counter market, in Europe. The fund considers a company to be a small company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 2000 Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. Under normal conditions, the top 10 holdings may comprise up to one-third of the fund's total assets."

The following information replaces in its entirety the fourth paragraph under the heading INVESTMENT OBJECTIVE AND STRATEGIES:

         "The fund may invest up to 20% of its total assets in securities exchangeable for or convertible into equity securities of European companies. The fund may invest up to 20% of its assets in securities of non-European companies. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase."

The following information replaces in its entirety the seventh paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents, or high-quality debt instruments. As a result, the fund may not achieve its investment objective."

The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 5 of the prospectus.

         "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

         o Jason T. Holzer (lead manager), Senior Portfolio Manager, who has been responsible for the fund since its inception in 2000 and has been associated with the advisor and/or its affiliates since 1996.

         o Borge Endresen, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1999. Prior to 1999, he was a full time student.

         There are assisted by the Europe/Canada Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com)."



The changes noted above become effective July 1, 2002.

A new class of shares, Class R shares, recently was added to certain of the AIM Funds that are Category I and II Funds. In conjunction with the addition of the Class R shares, the Boards of Directors/Trustees of the AIM Funds have approved certain changes with respect to the Class A shares of all Category I and II Funds.

The following changes, which become effective November 1, 2002, relate solely to purchases of $1,000,000 or more ("Large Purchase(s)") of Class A shares of Category I and II Funds by qualified retirement plans ("Plans"). No changes will be made with respect to Class A shares of Category I and II Funds purchased by persons or entities other than Plans or with respect to Class A shares of Category III Funds.

Large Purchases of Class A shares currently are subject to a contingent deferred sales charge of 1.00% of net assets for eighteen months, commencing on the date of purchase.

Effective November 1, 2002, provided that the applicable dealer of record is able to establish that a Plan's Large Purchase of Class A shares is a new investment, A I M Distributors, Inc. ("AIM Distributors") will pay a dealer concession or advance a service fee (collectively, "dealer concessions") to the dealer of record in connection with such Large Purchase and such Class A shares will be subject to a contingent deferred sales charge of 1.00% of net assets for twelve months, commencing on the date the Plan first deposits money in the AIM Fund account. A "new investment" means a purchase payment consisting of funds that represent a new investment in the AIM Funds, rather than funds that represent the proceeds of one or more exchanges of shares that involved shares of an AIM Fund or funds that represent the proceeds of one or more retirement plan loan repayments that involved shares of an AIM Fund. If the applicable dealer of record is unable to establish that a Plan's Large Purchase of Class A shares is a new investment, AIM Distributors will not pay a dealer concession in connection with such Large Purchase and such Class A shares will not be subject to a contingent deferred sales charge.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                          AIM MID CAP BASIC VALUE FUND

                         Supplement dated June 28, 2002
               to the Prospectus dated May 1, 2002 as supplemented
                          May 1, 2002 and June 7, 2002


This supplement supercedes and replaces in its entirety the supplements dated May 1, 2002 and June 7, 2002.

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces the first and second sentences of the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of mid-capitalization companies that offer potential for capital growth. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap--Registered Trademark-- Index during the most recent 11-month period (based on month-enD data) plus the most recent data during the current month. The Russell MidCap Index measures the performance of the 800 companies with the lowest market capitalizations in the Russell 1000--Registered Trademark-- Index. ThE Russell 1000 Index is a widely recognized unmanaged index of common stocks of the 1000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3000 largest U.S. companies based oN total market capitalization. The companies in the Russell MidCap Index are considered representative of medium-sized companies."

The following information replaces the last sentence of the third paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase."

The following information replaces in its entirety the fifth paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective."

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 3 of the prospectus:

         "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

         o Bret W. Stanley (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998, he was Vice President and portfolio manager with Van Kampen American Capital Asset Management, Inc.

         o Matthew W. Seinsheimer, Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1998. From 1995 to 1998, he was portfolio manager for American Indemnity Company.

         o Michael J. Simon, Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager with Luther King Capital Management.

         They are assisted by the Basic Value Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com)."

The changes noted above become effective July 1, 2002.

A new class of shares, Class R shares, recently was added to certain of the AIM Funds that are Category I and II Funds. In conjunction with the addition of the Class R shares, the Boards of Directors/Trustees of the AIM Funds have approved certain changes with respect to the Class A shares of all Category I and II Funds.


The following changes, which become effective November 1, 2002, relate solely to purchases of $1,000,000 or more ("Large Purchase(s)") of Class A shares of Category I and II Funds by qualified retirement plans ("Plans"). No changes will be made with respect to Class A shares of Category I and II Funds purchased by persons or entities other than Plans or with respect to Class A shares of Category III Funds.

Large Purchases of Class A shares currently are subject to a contingent deferred sales charge of 1.00% of net assets for eighteen months, commencing on the date of purchase.

Effective November 1, 2002, provided that the applicable dealer of record is able to establish that a Plan's Large Purchase of Class A shares is a new investment, A I M Distributors, Inc. ("AIM Distributors") will pay a dealer concession or advance a service fee (collectively, "dealer concessions") to the dealer of record in connection with such Large Purchase and such Class A shares will be subject to a contingent deferred sales charge of 1.00% of net assets for twelve months, commencing on the date the Plan first deposits money in the AIM Fund account. A "new investment" means a purchase payment consisting of funds that represent a new investment in the AIM Funds, rather than funds that represent the proceeds of one or more exchanges of shares that involved shares of an AIM Fund or funds that represent the proceeds of one or more retirement plan loan repayments that involved shares of an AIM Fund. If the applicable dealer of record is unable to establish that a Plan's Large Purchase of Class A shares is a new investment, AIM Distributors will not pay a dealer concession in connection with such Large Purchase and such Class A shares will not be subject to a contingent deferred sales charge.

                CLASS A, CLASS B, CLASS C, AND CLASS R SHARES OF

                            AIM SMALL CAP EQUITY FUND

                         Supplement dated June 28, 2002
              to the Prospectus dated June 3, 2002 as supplemented
                         June 3, 2002 and June 7, 2002


This supplement supercedes and replaces in its entirety the supplements dated June 3, 2002 and June 7, 2002.

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of small-capitalization companies. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000--Registered Trademark-- IndeX during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 2000 Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000--Registered Trademark-- Index, which measures thE performance of the 3,000 largest U.S. companies based on total market capitalization. Under normal conditions, the top 10 holdings may comprise up to 25% of the fund's total assets. The fund may also invest up to 25% of its total assets in foreign securities."

The following information replaces the last sentence of the third paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase."

The following information replaces in its entirety the fourth paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective."

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 4 of the prospectus:

         "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

         o Paul J. Rasplicka (lead manager), Senior Portfolio Manager, who has been responsible for the fund since its inception in 2000 and has been associated with the advisor and/or its affiliates since 1994.

         o Michael Chapman, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1999 to 2001, he was an equity analyst with Chase Manhattan Bank. During part of 1999, he was a securities analyst with Gulf Investment Management. From 1995 to 1999, he was a portfolio manager with US Global Investors, Inc.

         o James Gassman, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2000. From 1998 to 2000, he was an equity analyst with Southwest Securities, Inc. Prior to 1998, he was a full time student.

         They are assisted by the Small/Mid Cap Core Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com)."

The changes noted above become effective July 1, 2002.

The Fund will close to investors other than those outlined below effective on the close of business shortly after the Fund reaches $500 million in net assets. At that time, the changes outlined in this supplement relating to "ANNUAL FUND OPERATING EXPENSES" and "FUND CLOSURE" will be effective.

The following replaces in its entirety the table appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE - FEE TABLE - ANNUAL FUND OPERATING EXPENSES" on page 3 of the prospectus.


"ANNUAL FUND OPERATING EXPENSES(3)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                        CLASS A     CLASS B    CLASS C     CLASS R
                                         -------     -------    -------     -------
Management Fees                           0.85%       0.85%       0.85%       0.85%

Distribution and/or
Service (12b-1) Fees                      0.35        1.00        1.00        0.50

Other Expenses(4)                         0.59        0.59        0.59        0.59

Total Annual Fund(5)                      1.79        2.44        2.44        1.94

Operating Expenses


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) There is no guarantee that actual expenses will be the same as those shown in the table.

(4) Other Expenses have been restated to reflect expense arrangements in effect as of March 4, 2002. Other Expenses for Class R shares are based on estimated average net assets for the current fiscal year.

(5) The distributor has agreed to limit Class A shares' Rule 12b-1 distribution plan payments to 0.25%, during the periods the fund is closed to new investors. Total Annual Fund Operating Expenses for Class A shares restated for this agreement are 1.69%."

The information appearing under the heading "OTHER INFORMATION - FUTURE FUND CLOSURE" on page 4 of the Prospectus is deleted in its entirety and replaced with the following:

"FUND CLOSURE

Due to the sometimes limited availability of common stocks of smaller companies that meet the investment criteria for the fund, the fund will discontinue public sales of its shares shortly after the fund reaches $500 million in assets. Investors should note that the fund reserves the right to refuse any order that might disrupt the efficient management of the fund.

The following types of investors may continue to invest in the fund if they are invested in the fund on the date the fund discontinues sales to new investors and remain invested in the fund after that date:

      (i)   Existing shareholders of the fund;

      (ii) Existing shareholders of the fund who open other accounts in their name;

      (iii) The following plans and programs:

            o Retirement plans maintained pursuant to Section 401 of the Internal Revenue Code ("the Code)";

            o Retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

            o Retirement plans maintained pursuant to Section 457 of the Code;

            o Non qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and

            o Qualified Tuition Programs maintained pursuant to Section 529 of the Code.

Future investments in the fund made by existing brokerage firm wrap programs will be at the discretion of A I M Distributors, Inc. (the distributor). Please contact the distributor for approval.

The following types of investors may open new accounts in the fund, if approved by the distributor:

            o Retirement plans maintained pursuant to Section 401 of the Code;

            o Retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

            o Retirement plans maintained pursuant to Section 457 of the Code;

            o Non qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and

            o Qualified Tuition Programs maintained pursuant to Section 529 of the Code.

Such plans and programs that are considering the fund as an investment option should contact the distributor for approval.

During this closed period, the fund may impose different standards for additional investments. Also, during this closed period, the Rule 12b-1 fees for Class A shares will be reduced from 0.35% to 0.25% of the fund's average daily net assets attributable to Class A shares. The Rule 12b-1 fees for Class B, Class C and Class R shares will not be reduced during this closed period.

The fund may resume sales of shares to other new investors at some future date if the Board of Trustees determines that it would be in the best interest of the shareholders."

A new class of shares, Class R shares, recently was added to certain of the AIM Funds that are Category I and II Funds. In conjunction with the addition of the Class R shares, the Boards of Directors/Trustees of the AIM Funds have approved certain changes with respect to the Class A shares of all Category I and II Funds.

The following changes, which become effective November 1, 2002, relate solely to purchases of $1,000,000 or more ("Large Purchase(s)") of Class A shares of Category I and II Funds by qualified retirement plans ("Plans"). No changes will be made with respect to Class A shares of Category I and II Funds purchased by persons or entities other than Plans or with respect to Class A shares of Category III Funds.

Large Purchases of Class A shares currently are subject to a contingent deferred sales charge of 1.00% of net assets for eighteen months, commencing on the date of purchase.

Effective November 1, 2002, provided that the applicable dealer of record is able to establish that a Plan's Large Purchase of Class A shares is a new investment, A I M Distributors, Inc. ("AIM Distributors") will pay a dealer concession or advance a service fee (collectively, "dealer concessions") to the dealer of record in connection with such Large Purchase and such Class A shares will be subject to a contingent deferred sales charge of 1.00% of net assets for twelve months, commencing on the date the Plan first deposits money in the AIM Fund account. A "new investment" means a purchase payment consisting of funds that represent a new investment in the AIM Funds, rather than funds that represent the proceeds of one or more exchanges of shares that involved shares of an AIM Fund or funds that represent the proceeds of one or more retirement plan loan repayments that involved shares of an AIM Fund. If the applicable dealer of record is unable to establish that a Plan's Large Purchase of Class A shares is a new investment, AIM Distributors will not pay a dealer concession in connection with such Large Purchase and such Class A shares will not be subject to a contingent deferred sales charge.

                                AIM BALANCED FUND
                             AIM BASIC BALANCED FUND
                         AIM EUROPEAN SMALL COMPANY FUND
                            AIM GLOBAL UTILITIES FUND
                     AIM INTERNATIONAL EMERGING GROWTH FUND
                          AIM MID CAP BASIC VALUE FUND
                             AIM NEW TECHNOLOGY FUND
                             AIM SELECT EQUITY FUND
                            AIM SMALL CAP EQUITY FUND
                                 AIM VALUE FUND
                                AIM VALUE II FUND
                           AIM WORLDWIDE SPECTRUM FUND

                     (SERIES PORTFOLIOS OF AIM FUNDS GROUP)

                         Supplement dated June 28, 2002
          to the Statement of Additional Information dated June 3, 2002 as supplemented June 3, 2002 and June 7, 2002

AIM Small Cap Equity Fund will close to investors other than those outlined below shortly after the Fund reaches $500 million in assets. At that time, the changes outlined in this supplement under the headings "GENERAL INFORMATION ABOUT THE TRUST - FUND HISTORY" and "DISTRIBUTION OF SECURITIES - DISTRIBUTION PLANS" will be effective.

The following paragraph is added after the second paragraph under the heading entitled "GENERAL INFORMATION ABOUT THE TRUST - FUND HISTORY" on page 1 of the Statement of Additional Information:

     "Effective shortly after AIM Small Cap Equity Fund reaches $500 million in assets, the Fund will be closed to new investors. The following types of investors may continue to invest in the AIM Small Cap Equity Fund if they are invested in the Fund on the date the Fund discontinues sales to new investors and remain invested in the Fund: existing shareholders of the Fund; existing shareholders of the Fund who open other accounts in their name; retirement plans maintained pursuant to Section 401 of the Internal Revenue Code ("the Code"); retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code; retirement plans maintained pursuant to Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and Qualified Tuition Programs maintained pursuant to Section 529 of the Code. Future investments in the Fund made by existing brokerage firm wrap programs will be at the discretion of AIM Distributors. The following types of investors may open new accounts in the AIM Small Cap Equity Fund, if approved by AIM Distributors: retirement plans maintained pursuant to
     Section 401 of the Code; retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code; retirement plans maintained pursuant to Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and Qualified Tuition Programs maintained pursuant to Section 529 of the Code. Such plans and programs that are considering the AIM Small Cap Equity Fund as an investment option should contact AIM Distributors for approval."

The following paragraph is added after the first paragraph under the heading entitled "DISTRIBUTION OF SECURITIES - DISTRIBUTION PLANS" on page 62 of the Statement of Additional Information:

     "AIM Distributors will reduce this payment for Class A shares of AIM Small Cap Equity Fund from 0.35% to 0.25% per annum during the period that AIM Small Cap Equity Fund is closed to new investors."